Other Noncurrent Assets (Tables)	12 Months Ended
Sep. 30, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other noncurrent assets

Other noncurrent assets consist of the following:

	As of September 30,
	2013	2012
Funded employee benefit costs(1)	$165,899	$137,299
Deferred costs(2)	38,281	71,089
Long term accounts receivable-unbilled	4,917	17,198
Prepaid expense	7,346	10,344
Other	62,726	79,986

	$279,169	$315,916

(1)	Primarily funding for severance pay liability in accordance with Israeli law. Please see Note 17 to the consolidated financial statements.
(2)	Please see Note 2 (revenue recognition) to the consolidated financial statements.